12. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Details
Net loss and comprehensive loss for the year	$ (283,552)	$ (400,029)	$ (2,438,331)
Canadian statutory income tax rate	27.00%	27.00%	26.00%
Computed "expected" income tax expense	$ (76,559)	$ (108,008)	$ (633,966)
Differences resulting from
Option based payments	20,365	17,269	540,543
Other non-deductible items	194	1,739	423
Increase/(decrease) in deferred tax assets not recognized	56,000	89,000	93,000
Provision for income tax expense	$ 0	$ 0	$ 0